Other Income, Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Income, Net
14.	OTHER INCOME, NET
Other income consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Government subsidy	36,769,550	35,888,591	35,384,908	5,552,664
Others	4,530,914	13,250,746	6,526,681	1,024,179

	41,300,464	49,139,337	41,911,589	6,576,843